Note 2 - Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 0	$ 0	$ 0
Estimated Salvage Value Per Light Weight Ton of Vessel	0.25	0.25
Minimum [Member]
Lessor, Operating Lease, Term of Contract	2 months
Maximum [Member]
Lessor, Operating Lease, Term of Contract	4 years
Lessor, Operating Lease, Option to Renewal Term	12 months
Vessels [Member]
Property, Plant, and Equipment, Useful Life	25 years